Capital leases (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Accumulated depreciation	$ (19,721,568)	$ (9,239,855)
Total	55,991,201	16,885,419
Vessel And Equipment [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	$ 75,712,769	$ 26,125,274